CAPITAL STOCK (Narrative) (Details)	0 Months Ended	1 Months Ended											12 Months Ended									145 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	2 Months Ended	1 Months Ended				3 Months Ended			1 Months Ended							0 Months Ended		1 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended		4 Months Ended	1 Months Ended								1 Months Ended		12 Months Ended	1 Months Ended									3 Months Ended	1 Months Ended							1 Months Ended										1 Months Ended					1 Months Ended		1 Months Ended						1 Months Ended		1 Months Ended		0 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended				1 Months Ended							1 Months Ended
	Mar. 31, 2008	Jul. 31, 2013 CAD	Nov. 30, 2012	Aug. 31, 2012	Feb. 29, 2012	Aug. 31, 2011	Mar. 31, 2011	Jan. 31, 2011	May 31, 2010	Jan. 31, 2010	Nov. 30, 2009	Feb. 28, 2009	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Jan. 31, 2010 USD ($)	Jan. 31, 2009 USD ($)	Jan. 31, 2008 USD ($)	Jan. 31, 2007 USD ($)	Jan. 31, 2006 USD ($)	Jan. 31, 2014 USD ($)	Sep. 18, 2012	Jun. 30, 2005 Series A Preferred Stock [Member] USD ($)	Mar. 24, 2008 Minimum [Member]	Jan. 31, 2012 Minimum [Member]	Jan. 31, 2014 Minimum [Member]	Mar. 24, 2008 Maximum [Member]	Jan. 31, 2012 Maximum [Member]	May 31, 2005 Conversion of 2,222,223 common shares [Member]	Jun. 30, 2005 Issuance of 666,667 Units [Member] USD ($)	Aug. 31, 2005 4,749,998 escrowed shares returned to treasury [Member]	Mar. 31, 2006 Issuance of 833,333 common shares [Member] USD ($)	Jul. 31, 2006 Issuance of 200,000 common shares on the exercise of stock options [Member] USD ($)	Jan. 18, 2007 Issuance of 1,534,500 units [Member] USD ($)	Jan. 18, 2007 Issuance of 1,534,500 units [Member] Within 24 months of date of issuance [Member] USD ($)	Jan. 18, 2007 Issuance of 1,534,500 units [Member] 24 months after the closing date [Member] USD ($)	Dec. 31, 2006 Issuance of 30,000 common shares [Member] USD ($)	Feb. 28, 2007 Issuance of 130,720 units [Member] USD ($)	May 31, 2007 Issuance of 666,667 common shares [Member] USD ($)	Apr. 02, 2007 Issuance of 666,667 common shares [Member] USD ($)	Jun. 30, 2007 Issuance of 3,720,776 common shares [Member] USD ($)	Jul. 31, 2007 Issuance of 1,800,000 units on July 4, 2007 [Member] USD ($)	Aug. 31, 2007 Issuance of 1,800,000 units for finder's fee [Member] USD ($)	Mar. 25, 2008 Issuance of 3,080,000 units [Member] USD ($)	Mar. 25, 2008 Issuance of 270,000 agents warrants [Member] USD ($)	Mar. 31, 2008 Issuance of 25,000 share purchase warrants [Member] USD ($)	Mar. 25, 2008 Issuance of 25,000 share purchase warrants [Member] USD ($)	Jan. 31, 2009 Issuance of 1,125,000 units [Member] USD ($)	Apr. 07, 2009 Issuance of 200,000 common shares [Member] USD ($)	Apr. 30, 2009 Issuance of 1,913,116 units [Member] USD ($)	May 31, 2009 Issuance of 500,000 units [Member] USD ($)	Oct. 13, 2009 Issuance of 350,000 shares [Member] USD ($)	Jul. 13, 2009 Issuance of 1,182,272 units [Member] USD ($)	Oct. 31, 2009 Issuance of 75,000 shares of common stock on the exercise of stock options [Member] USD ($)	Nov. 30, 2009 Issuance of 1,000,000 units [Member] USD ($)	Nov. 30, 2009 Issuance of 5,960,813 units [Member] USD ($)	Nov. 30, 2009 Issuance of 5,960,813 units [Member] CAD	Nov. 30, 2009 Issuance of 357,648 warrants [Member] USD ($)	Nov. 30, 2009 Issuance of 357,648 warrants [Member] CAD	Nov. 27, 2009 Issuance of 357,648 warrants [Member] USD ($)	Feb. 28, 2010 Issuance of 75,000 shares at $0.62 [Member] USD ($)	Feb. 28, 2010 Issuance of 40,000 shares [Member] USD ($)	Jan. 31, 2011 Issuance of 775,000 shares [Member] USD ($)	Jul. 16, 2010 Issuance of 183,334 shares [Member] USD ($)	Jul. 16, 2010 Issuance of 183,334 shares [Member] Directors [Member]	Sep. 30, 2010 Issuance of 214,588 shares [Member] USD ($)	Sep. 30, 2010 Issuance of 214,588 shares [Member] CAD	Oct. 31, 2010 Issuance of 10,804,706 units [Member] USD ($)	Oct. 31, 2010 Issuance of 10,804,706 units [Member] CAD	Oct. 31, 2010 Issuance of 43,540 shares [Member] USD ($)	Oct. 31, 2010 Issuance of 43,540 shares [Member] CAD	Nov. 30, 2010 Issuance of 170,000 shares [Member] USD ($)	Jan. 12, 2011 Issuance of 200,000 shares [Member] USD ($)	Dec. 31, 2010 Issuance of 140,000 shares [Member] USD ($)	Dec. 31, 2010 Issuance of 20,000 shares [Member] USD ($)	Aug. 31, 2011 Issuance of 8,700,000 units [Member] USD ($)	Aug. 31, 2011 Issuance of 8,700,000 units [Member] CAD	Aug. 31, 2011 Underwriter commission [Member] USD ($)	Aug. 31, 2011 Underwriter commission [Member] CAD	Jan. 31, 2013 Underwriter commission [Member] USD ($)	Aug. 31, 2011 Underwriter commission [Member] Underwriters were granted an over-allotment option to purchase [Member] USD ($)	Aug. 31, 2011 Underwriter commission [Member] Maximum [Member] Underwriters were granted an over-allotment option to purchase [Member]	Sep. 30, 2011 Issuance of 200,000 common stock at $0.37 [Member] USD ($)	Nov. 30, 2011 Issuance of 100,000 shares at $0.37 [Member] USD ($)	Feb. 29, 2012 Issuance of 60,000 shares at $0.25 [Member] USD ($)	Feb. 29, 2012 Issuance of 160,000 shares at $0.37 [Member] USD ($)	Feb. 29, 2012 Issuance of 20,000 shares at $0.37 [Member] USD ($)	Nov. 30, 2007 Issuance of 5,662,310 shares [Member]	Feb. 28, 2009 1,385,000 stock options granted [Member] USD ($)	Feb. 10, 2009 1,385,000 stock options granted [Member] USD ($)	Feb. 28, 2009 1,385,000 stock options granted [Member] Employees [Member]	Feb. 28, 2009 1,385,000 stock options granted [Member] Directors [Member]	Feb. 28, 2009 1,385,000 stock options granted [Member] Investor relations firm [Member]	Sep. 30, 2009 100,000 stock options granted [Member] USD ($)	Sep. 02, 2009 100,000 stock options granted [Member] USD ($)	Jan. 31, 2010 550,000 stock options granted [Member] USD ($)	Jan. 19, 2010 550,000 stock options granted [Member] USD ($)	Jan. 31, 2010 550,000 stock options granted [Member] Directors [Member]	Jan. 31, 2010 550,000 stock options granted [Member] Former officer of the Company [Member]	Jan. 31, 2010 550,000 stock options granted [Member] Consultants [Member]	May 31, 2010 400,000 stock options granted [Member] USD ($)	May 31, 2010 400,000 stock options granted [Member] CAD	May 11, 2010 400,000 stock options granted [Member]	Jan. 31, 2011 150,000 stock options granted exercisable at $0.80 [Member] USD ($)	Jan. 07, 2011 150,000 stock options granted exercisable at $0.80 [Member]	May 31, 2011 150,000 stock options granted exercisable at $1.04 [Member] USD ($)	May 11, 2011 150,000 stock options granted exercisable at $1.04 [Member]	Aug. 29, 2011 Granted options to purchase an aggregate total of 1,500,000 shares [Member] USD ($)	Aug. 29, 2011 Granted options to purchase an aggregate total of 1,500,000 shares [Member] CAD	Jan. 31, 2014 Granted options to purchase an aggregate total of 1,500,000 shares [Member]	Jan. 31, 2013 Granted options to purchase an aggregate total of 1,500,000 shares [Member]	Aug. 29, 2011 Granted options to purchase an aggregate total of 1,500,000 shares [Member] Vest 1 [Member]	Aug. 29, 2011 Granted options to purchase an aggregate total of 1,500,000 shares [Member] Vest 2 [Member]	Nov. 30, 2012 Granted stock options to purchase an aggregate of 3,360,000 shares of its common stock [Member] USD ($)	Nov. 30, 2012 Granted stock options to purchase an aggregate of 3,360,000 shares of its common stock [Member] CAD	Jan. 31, 2014 Granted stock options to purchase an aggregate of 3,360,000 shares of its common stock [Member]	Jul. 31, 2013 Austral [Member] USD ($)	Jul. 31, 2013 Austral [Member] ARS	Jul. 31, 2013 Austral [Member] CAD	Jan. 31, 2014 Austral [Member]	Jul. 31, 2013 Austral Argentina [Member] USD ($)	Jul. 31, 2013 Austral Argentina [Member] ARS	Dec. 31, 2001 Issuance of 5,000,000 shares of common stock to a former President of the Company [Member] USD ($)	Jan. 31, 2002 Issuance of 4,620,000 shares of common stock [Member] USD ($)	Mar. 31, 2004 Former president returned 4,600,000 common shares [Member]	Feb. 29, 2004 Acquisition of Dyakowski Property [Member]	Feb. 24, 2004 Acquisition of Dyakowski Property [Member]	Feb. 29, 2004 Issuance of 200,000 shares as bonus to consultant [Member] USD ($)	May 31, 2007 Issuance of 150,000 common shares to four employees as a bonus [Member] USD ($)
Preferred Stock, Value, Issued													$ 39,005,790	$ 35,304,627								$ 39,005,790		$ 2,000
Conversion of Stock, Shares Converted																														2,222,223
Stock Issued During Period, Shares, Conversion of Convertible Securities																																	833,333									3,720,776										500,000
Stock Issued During Period, Value, Conversion of Convertible Securities																	150,000		1,390,068	250,000													250,000									1,250,000										50,000
Debt Instrument, Increase, Accrued Interest																																										140,068
Units Issued During Period, Units																															666,667				1,534,500				130,720				1,800,000	180,000	3,080,000				1,125,000		1,913,116					1,000,000	5,960,813	5,960,813											10,804,706	10,804,706							8,700,000	8,700,000																																								8,632,000	8,632,000	8,632,000		242,824	242,824
Units Issued During Period, Per Unit Amount																															$ 0.30								$ 1.85						$ 1.60				$ 0.10								$ 0.662	0.70																			$ 1.16	1.15																																								$ 0.0569
Units Issued During Period, Value																															200,000								156,864				2,070,000						112,500		593,500					50,000																					9,134,809																																									2,366,574				66,573	12,767,666
Units Issued During Period Value Gross																																			1,534,500																						3,940,038	4,172,570																			10,120,058	10,005,000
Investment Warrants, Exercise Price		0.40																																										$ 1.50		$ 1.30	$ 1.34				$ 0.45	$ 0.15		$ 0.65		$ 0.15			$ 0.68	0.72									$ 1.02	1.14							$ 1.60			1.15																																						$ 0.40
Unit Exercisable Period																																													18 years											24 years
Warrant Exercisable Period																																														18 years					24 years	24 years		24 years
Stock Repurchased and Retired During Period, Shares																																4,749,998																																																																																														4,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period														(240,000)	(1,242,500)																			200,000							666,667									200,000					75,000							75,000	40,000		183,334	133,334									140,000	20,000			300,000	300,000				200,000	100,000	60,000	160,000	20,000		970,000															12,500
Stock Issued During Period, Value, Stock Options Exercised													0	0	478,700																			50,000							214,667
Proceeds from Stock Options Exercised																																																		50,000					28,000							46,500	10,000		45,834										51,800	9,800			111,000					74,000	37,000	15,000	59,200	7,400
Stock Issued During Period, Value, Other																																													92,500																																																																																92,400
Stock Issued During Period, Shares, Other																																								666,667					74,000					200,000				1,182,272								75,000	40,000	775,000	183,334		214,588	214,588			43,540	43,540	170,000	200,000	140,000	20,000			300,000	300,000				200,000	100,000	60,000	160,000	20,000																																				5,000,000	4,620,000
Proceeds from Issuance of Private Placement																																			1,455,750										3,850,000									650,250															7,120,069
Average closing price for Companys common stock on TSX or OTC																																			$ 2.25																							1.25
Trading Days																																			20 years																						30 years	30 years
Payments of Stock Issuance Costs													2,300,000	0	0							2,300,000																	12,708
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures																																						30,000																																																			5,662,310								200,000														265,000	40,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures													948	883,210	647,382	556,875	566,923	147,133	928,176	477,592	164,521																	49,500
Stock Issued During Period, Shares, Warrants Exercised																																								666,667													350,000											775,000			214,588	214,588					170,000	200,000
Stock Issued During Period, Value, Warrants Exercised																																																																116,250
Proceeds from Warrant Exercises																																								266,667													52,500														150,212				30,477		76,500	130,000
Cash commissions to an agent and co-operating broker																																													330,893												250,354	236,760																					607,203	600,300
Cash commission																																																									6.00%	6.00%																					6.00%	6.00%
Finder's fee																																			78,750				11,340						5,000
Class of Warrant or Right, Grants in Period, Exercise Price																															$ 0.40					$ 1.75	$ 1.75						$ 1.50						$ 0.15									0.90
Units Made Available to Cover Over-allotment																																																																																			1,305,000
Warrants Made Available to Cover Over-allotment																																																																																			652,500
Class of Warrant or Right, Grants in Period, Net of Forfeitures													8,157,829		5,524,500																															270,000	25,000												357,648	357,648																			522,000	522,000
Warrants and Rights Outstanding													18,962,535									18,962,535																								87,934		5,559													145,488																				124,343
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.70%		1.16%	1.60%	1.77%	0.87%	2.19%	2.19%	2.65%	1.25%	1.03%	1.18%		1.16%											2.60%	1.31%		2.70%	2.19%																																																																		1.15%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	1 year		3 years	5 years	5 years	2 years	3 years	3 years	5 years	5 years	1 year	5 years		3 years											1 year	3 years		1 year 6 months	5 years																																																																		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	39.00%		86.00%	86.00%	91.00%	77.50%	96.00%	96.00%	93.00%	88.00%	120.00%	98.00%		81.00%											44.00%	86.00%			96.00%																																																																		90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																																														63.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%													63.00%																																																																			0.00%
Equity Issuance, Per Share Amount																																																														$ 0.62	$ 0.25	$ 0.15	$ 0.25		$ 0.702	0.72			$ 0.706	0.72	$ 0.45	$ 0.65	$ 0.37	$ 0.49			$ 0.37			$ 1.15		$ 0.37	$ 0.37	$ 0.25	$ 0.37	$ 0.37																																				$ 0.001	$ 0.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures														3,360,000	1,650,000																																																																											1,385,000		35,000	1,150,000	200,000			550,000		300,000	150,000	100,000	400,000	400,000		150,000		150,000		1,500,000	1,500,000					3,360,000	3,360,000
Investment Options, Exercise Price																																																																																										$ 0.37					$ 0.675		$ 0.855					$ 0.57	0.64		$ 0.80		$ 1.04		$ 1.03	1.15					$ 0.27	0.305
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number													5,315,000	6,332,500								5,315,000																																																																					346,250					100,000		137,500								37,500		37,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value													0	44,400								0																																																																					377,501					38,968		325,198
Vested in installments																																																																																																25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value													$ 0	$ 0.16	$ 0.52
Share-based Compensation													948	883,210	647,382							4,575,260
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																																																																								100,000									337,500	25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Granted in Period, Fair Value																																																																																																						248,616			72,435		95,049		761,695						540,288
Consulting													651,776	941,385	1,357,785							7,936,017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Fair Value													0	540,288	856,744
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period													(1,042,500)	(340,000)	(300,000)																																																																											400,000															137,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																																																																																										15,000																											290,000
Employees, officers and directors and consultants permitted to acquire up to issued and outstanding common shares																							10.00%																																																																																																		19.90%
Stock Issued During Period, Shares, Acquisitions																																																																																																																															833,333
Equity Method Investment, Ownership Percentage																											10.00%																																																																																																					100.00%
Stock Issued During Period, Shares, Issued for Services																																																																																																																																	200,000	150,000
Stock Issued During Period, Value, Issued for Services																																																																																																																																	2,660	202,500
Class of Warrant or Right, Exercises in Period															(4,906,895)																																																								43,540	43,540
Proceeds from Convertible Debt													2,300,000	0	0							3,950,000																																																																																																				2,300,000
Fair Value of the Warrants Credited to Additional Paid in Capital																																																																																																																						418,258
Fair Value of the Warrants Credited to Common Shares																																																																																																																						2,014,889
SCRN Properties Ltd. Loan																																																																																																																						2,300,000	12,408,500
Proceeds from Issuance of Units																																																																																																																						$ 2,433,147		2,557,724